Income Taxes (Provision for income taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal
Current			$ 17,834	$ 17,737	$ 19,796
Deferred			6,867	(2,409)	(6,388)
Total			24,701	15,328	13,408
State, Local and Foreign
Current			10,545	12,243	12,713
Deferred			1,968	(1,756)	(3,337)
Total			12,513	10,487	9,376
Total Provision	$ 1,695	$ 7,567	$ 37,214	$ 25,815	$ 22,784